SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 2,868	$ 1,275
NIS - linked to the Israel central bank interest rate (Prime) [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 2,094	589
NIS - linked to the Israel central bank interest rate (Prime) [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate	2.50%
NIS - linked to the Israel central bank interest rate (Prime) [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate	2.60%
Current Maturities Of Long Term Debt From Banks [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 774	$ 686